Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 852,578	$ 820,656
Less: Accumulated depreciation and amortization	(409,634)	(392,563)
Property, plant and equipment, net	$ 442,944	428,093
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	40 years
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 15,452	15,653
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 302,068	300,131
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	5 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	40 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 253,556	244,906
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	10 years
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 125,396	102,835
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	7 years
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 92,281	86,556
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	10 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 63,825	$ 70,575